Stock Based Compensation Status of Nonvested Restricted Shares (Details) - Restricted Stock [Member] - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	180,692	225,624
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value	$ 81.13	$ 71.61
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Issues in Period	106,113
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Issues in Period, Weighted Average Grant Date Fair Value	$ 87.09
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	147,687
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value	$ 70.90
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period	3,358
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeitures, Weighted Average Grant Date Fair Value	$ 84.97